Revenue from Managed Container Fleet (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Total lease management fee income from managed fleet, including management fees earned from acquisition fees and sales commissions during 2018, 2017 and 2016 were as follows (also, see Note 6 “Transactions with Affiliates and Owners”):

	2018	2017	2016
Lease rental income - managed fleet	$111,342	$104,566	$105,511
Less: Distribution to managed fleet owners	(102,992)	(96,718)	(98,028)
Management fees from leasing	8,350	7,848	7,483
Management fees from other services	8,529	7,146	5,937
Total management fees	$16,879	$14,994	$13,420